Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Textual)
Outstanding stock options						15,950,000
Tax settlement percentage, description						Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority.
Research and development costs		$ 34,750	$ 60,471	$ 118,582	$ 180,604	$ 264,687	$ 239,607
Depreciation expense						$ 4,623	3,080
Corporate income tax rate	21.00%					21.00%
Amortization expense				$ 2,266		$ 1,511	$ 3,022
Employee Stock Option [Member]
Summary of Significant Accounting Policies (Textual)
Expiration period				7 years		7 years
Antidilutive securities excluded from computation of earnings per share, amount						15,950,000
Outstanding stock options						15,950,000	15,950,000
Stock options granted						12,000,000
Stock options board of directors for services						$ 3,950,000
Employee Stock [Member]
Summary of Significant Accounting Policies (Textual)
Antidilutive securities excluded from computation of earnings per share, amount				15,950,000	15,950,000
Outstanding stock options				15,950,000
Convertible Debt Securities [Member]
Summary of Significant Accounting Policies (Textual)
Antidilutive securities excluded from computation of earnings per share, amount				2,759,704	2,602,220	2,854,033	2,478,260